Goodwill and Intangible Assets	12 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

14. Goodwill and Intangible Assets.

The changes in gross carrying amounts of goodwill are as follows (in thousands):

Goodwill
October 1, 2017	$3,431
No activity	—
September 30, 2018	3,431
No activity	—
September 30, 2019	3,431
Danfair Transport acquisition	206
September 30, 2020	$3,637

The Company assesses goodwill for impairment on an annual basis in the fourth quarter, or more frequently if events or changes in circumstances indicate that the asset might be impaired.

The Company reviews intangible assets, including customer value, trade name and non-compete agreements, for impairment, whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of long-lived assets is measured by a comparison of the carrying amount of the asset group to the future undiscounted net cash flows expected to be generated by those assets. If such assets are considered to be impaired, the impairment charge recognized is the amount by which the carrying amounts of the assets exceeds the fair value of the assets.

The gross amounts and accumulated amortization (including impairment) of identifiable intangible assets are as follows (in thousands):

	September 30, 2020		September 30, 2019
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
Customer value	4,440	3,492	4,004	3,303
Trade name	72	72	72	72
Non-compete	74	66	62	62
	$4,586	$3,630	$4,138	$3,437

Amortization expense for intangible assets was $193,000 for 2020 and it is included in sales, general and administrative expense. The trade names are amortized on a straight-line basis over the estimated useful life of three and a half years. Customer values are amortized based on the straight-line basis over the estimated remaining useful lives of ten to eleven years. Non-compete agreements are amortized based on a straight-line basis over the term of the non-compete agreement, typically three to five years.

Estimated amortization expense for the five succeeding years follows (in thousands):

Amount
2021	$201
2022	201
2023	197
2024	133
2025	44
Total	$776